Provisions, Contingencies and Other Commitments - Summary of Changes in Balances of Provisions and Respective Balance of Escrow Deposits for Tax and Social Security Lawsuits (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Opening balance	R$ 20,909
Closing balance	19,736	R$ 20,909
Reclassification of assets pledged as collateral for contingencies	33,671	17,435
Provision for taxes other than income tax [member]
Disclosure of other provisions [line items]
Opening balance	8,246	7,500
(-) Contingencies guaranteed by indemnity clause	(69)	(65)
Subtotal	8,177	7,435
Interest	613	737
Changes in the period reflected in results	(27)	68
Increase	452	287
Reversal	(479)	(219)
Payment	(1,826)	(63)
Subtotal	6,937	8,177
(+) Contingencies guaranteed by indemnity clause	66	69
Closing balance	7,003	8,246
Opening balance	4,847	4,339
Appropriation of interest	344	383
Changes in the period	(3)	125
Deposits made	240	217
Withdrawals	(202)	(66)
Deposits released	(41)	(26)
Closing balance	5,188	4,847
Reclassification of assets pledged as collateral for contingencies	(18)
Closing balance after reclassification	R$ 5,170	R$ 4,847